Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Summary of Restricted Cash and Cash Equivalents
Restricted cash and cash equivalents as of December 31, 2023 and 2024, are as follows:

(in millions of Korean won)	December 31, 2023	December 31, 2024	Description
Bank deposits	￦ 49,555	￦ 153,185	Deposit restricted for government project and others